E3 Associated companies	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
E3 Associated companies

Equity in associated companies

	2024	2023
Opening balance	1,150	1,127
Share in earnings/loss	–246	124
Distribution of capital stock	–16	–25
Contributions	49	–
Taxes	–102	–20
Reclassifications	415	–
Dividends	–111	–46
Translation differences	40	–10
Closing balance	1,179	1,150
The Company owns 49.07% of the shares in Ericsson Nikola Tesla d.d., located in Croatia and 35.6% of the shares in ConcealFab Inc., located in the US.
See also note H4 “Related party transactions.”